INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Trade receivables (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024
Components of Consolidated Statement of Financial Position
Trade receivables	$ 187,509,041	$ 207,320,974
Trade receivables
Components of Consolidated Statement of Financial Position
Allowance for credit notes to be issued		(2,905,624)
Deferred checks	11,225,804	11,295,922
Trade receivables	187,509,041	207,320,974
Trade receivables | Gross carrying amount
Components of Consolidated Statement of Financial Position
Trade debtors	184,726,068	205,057,590
Trade receivables | Accumulated Impairment
Components of Consolidated Statement of Financial Position
Trade debtors	(8,695,786)	(7,050,280)
Shareholders and other related parties | Trade receivables
Components of Consolidated Statement of Financial Position
Trade debtors	248,776	141,224
Joint ventures and associates | Trade receivables
Components of Consolidated Statement of Financial Position
Trade debtors	$ 4,179	$ 782,142